Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Singapore ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.2%
Singapore Technologies Engineering Ltd.	5,625,000	$16,988,738

Airlines — 2.6%
Singapore Airlines Ltd.(a)	2,007,167	13,489,243

Banks — 43.8%
DBS Group Holdings Ltd.	5,059,900	93,431,186
Oversea-Chinese Banking Corp. Ltd.	8,973,350	70,739,488
United Overseas Bank Ltd.	3,541,900	66,877,661

		231,048,335

Capital Markets — 3.5%
Singapore Exchange Ltd.	2,855,700	18,481,806

Distributors — 1.8%
Jardine Cycle & Carriage Ltd.	413,444	9,263,903

Diversified Telecommunication Services — 4.6%
Singapore Telecommunications Ltd.	9,933,268	24,552,595

Electronic Equipment, Instruments & Components — 2.3%
Venture Corp. Ltd.	1,039,500	12,063,962

Equity Real Estate Investment Trusts (REITs) — 10.3%
Ascendas REIT	9,939,549	21,660,650
CapitaLand Commercial Trust(a)	3,220,483	4,733,753
CapitaLand Mall Trust	3,726,500	6,867,366
Mapletree Commercial Trust	5,806,600	10,021,263
Suntec REIT	8,298,000	11,165,542

		54,448,574

Food Products — 3.8%
Wilmar International Ltd.	6,713,800	20,080,765

Hotels, Restaurants & Leisure — 2.8%
Genting Singapore Ltd.	21,805,542	14,750,175

Industrial Conglomerates — 5.8%
Keppel Corp. Ltd.(a)	4,785,400	23,516,683
Sembcorp Industries Ltd.(a)	4,351,600	6,969,179

		30,485,862

Machinery — 1.5%
Yangzijiang Shipbuilding Holdings Ltd.	10,244,500	7,716,432

Security	Shares	Value

Media — 1.9%
Singapore Press Holdings Ltd.(a)	6,261,200	$10,073,231

Real Estate Management & Development — 7.0%
CapitaLand Ltd.	4,657,600	12,534,256
City Developments Ltd.	1,763,600	13,335,496
UOL Group Ltd.	1,970,400	11,181,618

		37,051,370

Road & Rail — 2.7%
ComfortDelGro Corp. Ltd.	8,203,100	14,097,250

Transportation Infrastructure — 1.9%
SATS Ltd.	2,806,500	10,220,754

Total Common Stocks — 99.5% (Cost: $557,724,612)		524,812,995

Short-Term Investments

Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(b)(c)(d)	11,535,180	11,539,794
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(b)(c)	268,000	268,000

		11,807,794

Total Short-Term Investments — 2.2% (Cost: $11,804,371)		11,807,794

Total Investments in Securities — 101.7% (Cost: $569,528,983)		536,620,789

Other Assets, Less Liabilities — (1.7)%		(9,133,070)

Net Assets — 100.0%		$527,487,719

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	15,443,253	(3,908,073)	11,535,180	$11,539,794	$50,715	(a)	$(1,129)	$(1,253)
BlackRock Cash Funds: Treasury, SL Agency Shares	236,000	32,000	268,000	268,000	865		—	—

				$11,807,794	$51,580		$(1,129)	$(1,253)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Singapore ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Singapore Index	96	12/30/19	$2,586	$(20,359)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$524,812,995	$—	$—	$524,812,995
Money Market Funds	11,807,794	—	—	11,807,794

	$536,620,789	$—	$—	$536,620,789

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(20,359)	$—	$—	$(20,359)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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